Cover	Jan. 16, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 16, 2023
Entity File Number	000-32585
Entity Registrant Name	SUNRISE REAL ESTATE GROUP, INC.
Entity Central Index Key	0001083490
Entity Tax Identification Number	75-2713701
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	No. 18, Panlong Road
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	201702
City Area Code	86
Local Phone Number	21-6167-2855
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false